UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2010

Date of reporting period: 08/31/2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (97.93%)
Agriculture, Foods, & Beverage (13.15%)
Archer-Daniels-Midland Co.	3,477,500	$107,037,450
Coca-Cola Co., The	1,027,300	57,446,616
Kellogg Co.	930,000	46,202,400
McCormick & Co. Inc.	428,600	17,088,282
Nestle SA ADR	1,175,800	60,993,214
PepsiCo Inc.	641,400	41,165,052
Sysco Corp.	1,109,800	30,508,402

		360,441,416

Banks (3.99%)
M&T Bank Corp.	213,400	18,275,576
Northern Trust Corp.	460,500	21,247,470
Suntrust Banks Inc.	334,600	7,525,154
Wells Fargo & Co.	2,643,100	62,245,005

		109,293,205

Building Materials & Construction (1.39%)
Vulcan Materials Co.	1,039,200	38,200,992

Chemicals (9.39%)
Air Products & Chemicals Inc.	830,000	61,444,900
Dow Chemical Co., The	243,000	5,921,910
E.I. du Pont de Nemours & Co.	470,104	19,166,140
International Flavors & Fragrances Inc.	538,000	24,581,220
Sigma-Aldrich Corp.	2,750,000	146,217,500

		257,331,670

Computer Software & Services (3.61%)
Automatic Data Processing Inc.	122,400	4,725,864
Microsoft Corp.	3,192,600	74,962,248
SAP AG	444,800	19,386,191

		99,074,303

Computers (6.85%)
Hewlett-Packard Co.	3,019,400	116,186,512
International Business Machines Corp.	580,000	71,473,400

		187,659,912

Consumer & Marketing (6.05%)
AptarGroup Inc.	677,405	28,213,918
Colgate-Palmolive Co.	436,300	32,216,392
Procter & Gamble Co., The	1,765,155	105,326,799

		165,757,109

Electronic/Electrical Manufacturing (6.79%)
Agilent Technologies Inc. (a)	548,071	14,781,475
Applied Materials Inc.	891,900	9,266,841
Emerson Electric Co.	729,400	34,026,510
General Electric Co.	3,848,900	55,732,072
Intel Corp.	2,420,800	42,896,576
Linear Technology Corp.	1,023,400	29,320,410

		186,023,884

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.70%)
Berkshire Hathaway Inc. Class A (a)	162	$19,225,350
Berkshire Hathaway Inc. Class B (a)	143	11,266

		19,236,616

Health Care (10.95%)
Abbott Laboratories	847,500	41,815,650
Eli Lilly & Co.	997,000	33,459,320
Johnson & Johnson	2,481,600	141,500,832
Merck & Co. Inc.	645,700	22,702,812
Pfizer Inc.	2,982,400	47,509,632
Teva Pharmaceutical Industries Ltd.
Sponsored ADR	260,500	13,176,090

		300,164,336

Machinery & Manufacturing (5.91%)
3M Co.	564,000	44,302,200
Caterpillar Inc.	877,700	57,190,932
HNI Corp.	1,439,200	33,634,104
Illinois Tool Works Inc.	652,500	26,922,150

		162,049,386

Media & Broadcasting (3.24%)
Walt Disney Co., The	2,728,640	88,926,378

Mining & Metals (4.23%)
BHP Billiton PLC	941,859	26,463,451
Nucor Corp.	531,200	19,537,536
Rio Tinto PLC	476,280	24,111,818
Rio Tinto PLC ADR	907,200	45,750,096

		115,862,901

Oil & Gas (13.76%)
BG Group PLC	3,199,100	51,506,724
Bill Barrett Corp. (a)	1,032,400	33,614,944
Chevron Corp.	1,060,000	78,609,600
Devon Energy Corp.	212,204	12,791,657
Exxon Mobil Corp.	2,615,200	154,715,232
Royal Dutch Shell PLC ADR Class A	496,800	26,355,240
Spectra Energy Corp.	399,950	8,134,983
Tidewater Inc.	154,191	6,179,975
Woodside Petroleum Ltd.	141,170	5,265,330

		377,173,685

Retailers (2.45%)
Wal-Mart Stores Inc.	1,339,100	67,142,474

Telecom & Telecom Equipment (4.68%)
AT&T Inc.	2,140,534	57,858,634
Cisco Systems Inc. (a)	1,592,000	31,919,600
Corning Inc.	1,284,600	20,142,528
Verizon Communications Inc.	624,900	18,440,799

		128,361,561

See accompanying notes to schedules of investments.	1

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Transportation (0.19%)
GATX Corp.	190,700	$5,206,110

Utilities & Energy (0.60%)
Duke Energy Corp.	949,900	16,328,781

Total Common Stocks
(cost $1,338,840,055)		2,684,234,719

Short-term Investments (1.66%)
JPMorgan U.S. Government Money Market Fund	45,336,632	45,336,632

Total Short-term Investments
(cost $45,336,632)		45,336,632

TOTAL INVESTMENTS (99.59%)
(cost $1,384,176,687)		2,729,571,351
OTHER ASSETS, NET OF LIABILITIES (0.41%)		11,315,513

NET ASSETS (100.00%)		$2,740,886,864

(a)	Non-income producing security.

ADR - American Depository Receipt

2	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

August 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (53.30%)
Agriculture, Foods, & Beverage (6.87%)
Archer-Daniels-Midland Co.	940,561	$28,950,468
Campbell Soup Co.	26,000	968,760
Coca-Cola Co., The	205,000	11,463,600
Kellogg Co.	310,000	15,400,800
Nestle SA ADR	252,500	13,098,134
PepsiCo Inc.	110,100	7,066,218
Sysco Corp.	165,300	4,544,097

		81,492,077

Banks (2.27%)
M&T Bank Corp.	37,700	3,228,628
Northern Trust Corp.	104,700	4,830,858
Suntrust Banks Inc.	54,300	1,221,207
Wells Fargo & Co.	747,600	17,605,980

		26,886,673

Building Materials & Construction (0.58%)
Lafarge SA	21,338	983,565
Vulcan Materials Co.	160,200	5,888,952

		6,872,517

Chemicals (4.79%)
Air Products & Chemicals Inc.	230,000	17,026,900
Dow Chemical Co., The	69,000	1,681,530
E.I. du Pont de Nemours & Co.	108,705	4,431,903
International Flavors & Fragrances Inc.	120,000	5,482,800
Novozymes A/S - B Shares	17,590	2,068,162
Sigma-Aldrich Corp.	491,000	26,106,470

		56,797,765

Computer Software & Services (1.53%)
Automatic Data Processing Inc.	30,000	1,158,300
Microsoft Corp.	625,400	14,684,392
SAP AG	52,800	2,301,238

		18,143,930

Computers (4.03%)
Hewlett-Packard Co.	754,000	29,013,920
International Business Machines Corp.	152,100	18,743,283

		47,757,203

Consumer & Marketing (2.93%)
AptarGroup Inc.	113,100	4,710,615
Colgate-Palmolive Co.	21,200	1,565,408
Procter & Gamble Co., The	477,700	28,504,359

		34,780,382

Electronic/Electrical Manufacturing (3.08%)
Agilent Technologies Inc. (a)	143,787	3,877,935
Applied Materials Inc.	182,000	1,890,980
Emerson Electric Co.	78,800	3,676,020
General Electric Co.	796,300	11,530,424
Intel Corp.	592,500	10,499,100

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Manufacturing (Cont.)
KLA-Tencor Corp.	45,100	$1,263,251
Linear Technology Corp.	130,100	3,727,365

		36,465,075

Financial Services (0.34%)
Berkshire Hathaway Inc. Class A (a)	34	4,034,950
Berkshire Hathaway Inc. Class B (a)	533	41,990

		4,076,940

Health Care (6.01%)
Abbott Laboratories	92,000	4,539,280
Allergan Inc.	154,800	9,507,816
Eli Lilly & Co.	212,000	7,114,720
Johnson & Johnson	417,700	23,817,254
Medtronic Inc.	21,600	679,968
Merck & Co. Inc.	144,100	5,066,556
Pfizer Inc.	960,000	15,292,800
Teva Pharmaceutical Industries Ltd. Sponsored ADR	103,900	5,255,262

		71,273,656

Machinery & Manufacturing (3.19%)
3M Co.	124,600	9,787,330
Caterpillar Inc.	262,400	17,097,984
Donaldson Company Inc.	43,100	1,805,890
HNI Corp.	160,000	3,739,200
Illinois Tool Works Inc.	130,600	5,388,556

		37,818,960

Media & Broadcasting (3.51%)
Lee Enterprises Inc. Class A (a)	42,000	93,240
Lee Enterprises Inc. Class B (a) (b)	42,000	93,240
Thomson Reuters Corp.	192,414	6,696,007
Walt Disney Co., The	1,065,995	34,740,777

		41,623,264

Mining & Metals (3.81%)
BHP Billiton PLC	169,900	4,773,687
Newmont Mining Corp.	29,200	1,790,544
Nucor Corp.	436,800	16,065,504
Rio Tinto PLC	153,825	7,787,437
Rio Tinto PLC ADR	293,000	14,775,990

		45,193,162

Oil & Gas (6.28%)
BG Group PLC	256,800	4,134,577
Bill Barrett Corp. (a)	100,000	3,256,000
Chevron Corp.	288,000	21,358,080
Devon Energy Corp.	76,170	4,591,528
Exxon Mobil Corp.	448,000	26,503,680
Royal Dutch Shell PLC ADR Class A	216,400	11,480,020
Spectra Energy Corp.	62,950	1,280,403

See accompanying notes to schedules of investments.	3

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Woodside Petroleum Ltd.	51,128	$1,906,962

		74,511,250

Retailers (1.17%)
Wal-Mart Stores Inc.	276,700	13,873,738

Telecom & Telecom Equipment (2.44%)
AT&T Inc.	533,359	14,416,694
Cisco Systems Inc. (a)	282,800	5,670,140
Corning Inc.	372,300	5,837,664
Nokia Corp. Sponsored ADR	144,900	1,240,344
Verizon Communications Inc.	57,800	1,705,678

		28,870,520

Transportation (0.16%)
GATX Corp.	68,200	1,861,860

Utilities & Energy (0.31%)
Duke Energy Corp.	217,000	3,730,230

Total Common Stocks
(cost $312,774,688)		632,029,202

	Principal amount	Value
Corporate Bonds (18.53%)
Aerospace/Defense (0.09%)
Lockheed Martin Corp.
4.121%, 03/14/2013	$1,000,000	$1,073,685

Agriculture, Foods, & Beverage (2.51%)
Archer-Daniels-Midland Co.
5.870%, 11/15/2010	2,950,000	2,981,084
Coca-Cola Co., The
5.750%, 03/15/2011	3,000,000	3,083,415
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	1,036,366
HJ Heinz Co.
6.625%, 07/15/2011	3,000,000	3,146,367
Hershey Co.
5.300%, 09/01/2011	500,000	520,671
Sara Lee Corp.
6.250%, 09/15/2011	2,000,000	2,105,454
Pepsico Inc.
5.150%, 05/15/2012	2,000,000	2,141,748
Kraft Foods Inc.
6.250%, 06/01/2012	1,000,000	1,086,436
General Mills Inc.
5.650%, 09/10/2012	2,000,000	2,184,966
Kellogg Co.
5.125%, 12/03/2012	500,000	544,297
Sysco Corp.
4.200%, 02/12/2013	1,000,000	1,076,582

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Kellogg Co.
4.250%, 03/06/2013	$1,000,000	$1,074,009
Hershey Co.
5.000%, 04/01/2013	500,000	551,639
General Mills Inc.
5.200%, 03/17/2015	500,000	571,658
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	1,177,163
Hershey Co.
5.450%, 09/01/2016	500,000	576,490
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,193,953
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,355,438
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,157,332
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,144,263

		29,709,331

Automotive (0.04%)
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	517,830

Banks (1.09%)
Wells Fargo & Co.
4.875%, 01/12/2011	1,000,000	1,015,790
Wachovia Corp.
5.350%, 03/15/2011	750,000	766,040
Bank of America Corp.
5.375%, 08/15/2011	500,000	522,102
Bank of New York Mellon Corp.
5.125%, 11/01/2011	500,000	522,618
Bank of America Corp.
5.375%, 09/11/2012	500,000	530,992
Barclays Bank PLC
5.450%, 09/12/2012	1,500,000	1,618,126
Bank of New York Mellon Corp.
4.500%, 04/01/2013	500,000	543,304
Wachovia Corp.
5.700%, 08/01/2013	750,000	830,224
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	561,134
US Bank NA
4.950%, 10/30/2014	1,500,000	1,657,988
Wachovia Bank NA
5.600%, 03/15/2016	750,000	818,648
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,067,996
5.300%, 03/15/2017	500,000	512,162
Wachovia Corp.
5.750%, 06/15/2017	750,000	841,916

4	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Wachovia Bank NA
6.000%, 11/15/2017	$500,000	$564,222
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	564,656

		12,937,918

Building Materials & Construction (0.05%)
Cooper Industries Inc.
5.450%, 04/01/2015	500,000	572,970

Chemicals (0.82%)
Dow Chemical Co., The
6.125%, 02/01/2011	3,000,000	3,048,027
PPG Industries Inc.
5.750%, 03/15/2013	1,000,000	1,097,347
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	3,352,242
Praxair Inc.
4.625%, 03/30/2015	1,000,000	1,120,643
5.375%, 11/01/2016	1,000,000	1,159,690

		9,777,949

Commercial Service/Supply (0.05%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	548,331

Computers (0.33%)
Hewlett-Packard Co.
5.250%, 03/01/2012	1,500,000	1,600,356
4.500%, 03/01/2013	1,000,000	1,083,948
International Business Machines Corp. 5.700%, 09/14/2017	1,000,000	1,198,042

		3,882,346

Consumer & Marketing (1.14%)
Unilever Capital Corp.
7.125%, 11/01/2010	3,000,000	3,032,961
Clorox Co.
6.125%, 02/01/2011	3,000,000	3,068,766
Ecolab Inc.
4.875%, 02/15/2015	1,000,000	1,115,492
Procter & Gamble Co., The
3.150%, 09/01/2015	2,000,000	2,150,146
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,828,605
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,186,990
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,178,749

		13,561,709

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (0.15%)
Emerson Electric Co.
5.375%, 10/15/2017	$1,000,000	$1,174,098
5.250%, 10/15/2018	500,000	581,670

		1,755,768

Financial Services (0.74%)
JPMorgan Chase Bank NA
5.600%, 06/01/2011	1,000,000	1,037,456
Wells Fargo Financial
6.125%, 04/18/2012	2,000,000	2,109,718
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	561,270
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	551,469
5.400%, 02/15/2017	500,000	546,040
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	1,162,551
General Electric Capital Corp.
5.625%, 09/15/2017	500,000	552,290
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,692,128
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	551,292

		8,764,214

Health Care (2.25%)
Merck & Co. Inc.
5.125%, 11/15/2011	500,000	526,676
Eli Lilly & Co.
6.000%, 03/15/2012	2,000,000	2,166,270
Johnson & Johnson
5.150%, 08/15/2012	1,000,000	1,087,004
AstraZeneca PLC
5.400%, 09/15/2012	750,000	818,405
Abbott Laboratories
5.150%, 11/30/2012	500,000	548,278
Merck & Co. Inc.
4.375%, 02/15/2013	2,000,000	2,157,622
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	1,127,778
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,101,379
GlaxoSmithKline
4.375%, 04/15/2014	3,000,000	3,318,150
AstraZeneca PLC
5.400%, 06/01/2014	2,000,000	2,291,512
Abbott Laboratories
5.875%, 05/15/2016	2,000,000	2,391,448
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,157,099

See accompanying notes to schedules of investments.	5

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Amgen Inc.
5.850%, 06/01/2017	$1,000,000	$1,197,224
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,198,576
AstraZeneca PLC
5.900%, 09/15/2017	750,000	906,588
Abbott Laboratories
5.600%, 11/30/2017	500,000	596,773
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	594,452
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,187,585
Baxter International Inc.
5.375%, 06/01/2018	2,000,000	2,361,890

		26,734,709

Machinery & Manufacturing (0.99%)
Dover Corp.
6.500%, 02/15/2011	2,000,000	2,054,638
Eaton Corp.
4.900%, 05/15/2013	500,000	546,458
3M Co.
4.375%, 08/15/2013	1,000,000	1,101,827
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,074,325
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,695,122
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,177,104
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,773,600
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,172,280
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,159,468

		11,754,822

Media & Broadcasting (0.37%)
Walt Disney Co., The
5.700%, 07/15/2011	2,000,000	2,094,114
4.700%, 12/01/2012	1,000,000	1,085,509
6.000%, 07/17/2017	1,000,000	1,217,983

		4,397,606

Mining & Metals (0.71%)
Alcan Inc.
6.450%, 03/15/2011	2,000,000	2,058,896
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	530,676
BHP Finance USA
5.250%, 12/15/2015	2,000,000	2,268,932
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	566,298
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	2,264,934

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
5.870%, 02/23/2022	$756,000	$743,006

		8,432,742

Oil & Gas (1.34%)
Shell International Finance
5.625%, 06/27/2011	2,000,000	2,087,268
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	2,000,000	2,219,384
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	588,841
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,149,275
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	1,155,113
ConocoPhillips
5.200%, 05/15/2018	1,000,000	1,142,665
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,465,255
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	2,943,219
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,084,292

		15,835,312

Retailers (1.30%)
McDonald’s Corp.
6.000%, 04/15/2011	3,000,000	3,099,399
Costco Wholesale Corp.
5.300%, 03/15/2012	2,000,000	2,141,116
Lowe’s Companies Inc.
5.600%, 09/15/2012	1,000,000	1,092,514
Target Corp.
5.125%, 01/15/2013	500,000	547,095
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,151,417
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	1,126,668
Target Corp.
5.875%, 07/15/2016	1,300,000	1,553,714
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	1,186,588
Target Corp.
5.375%, 05/01/2017	1,500,000	1,738,772
6.000%, 01/15/2018	500,000	604,464
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,201,750

		15,443,497

Telecom & Telecom Equipment (1.39%)
Motorola Inc.
7.625%, 11/15/2010	3,000,000	3,043,914
Vodafone Group PLC
5.500%, 06/15/2011	1,500,000	1,554,501
Verizon New Jersey Inc.
5.875%, 01/17/2012	3,000,000	3,178,176

6	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
SBC Communications Inc.
5.875%, 02/01/2012	$3,000,000	$3,203,727
Telstra Corp. Ltd.
6.375%, 04/01/2012	2,000,000	2,150,292
Alltel Corp.
7.000%, 07/01/2012	2,000,000	2,201,938
Verizon Communications Inc.
4.350%, 02/15/2013	500,000	538,074
5.500%, 02/15/2018	500,000	571,446

		16,442,068

Transportation (0.19%)
United Parcel Service Inc.
4.500%, 01/15/2013	1,000,000	1,084,038
5.500%, 01/15/2018	1,000,000	1,182,372

		2,266,410

Utilities & Energy (2.98%)
Interstate Power & Light Co.
6.750%, 03/15/2011	2,000,000	2,066,886
Florida Power Corp.
6.650%, 07/15/2011	3,000,000	3,146,256
Wisconsin Public Service
6.125%, 08/01/2011	3,000,000	3,135,270
Pacificorp
6.900%, 11/15/2011	2,000,000	2,136,990
Commonwealth Edison Co.
5.400%, 12/15/2011	1,000,000	1,054,166
Tampa Electric Co.
6.875%, 06/15/2012	3,000,000	3,266,745
MidAmerican Energy Co.
5.125%, 01/15/2013	2,000,000	2,189,642
Public Service of Colorado
4.875%, 03/01/2013	1,500,000	1,636,737
Commonwealth Edison Co.
4.700%, 04/15/2015	1,000,000	1,116,563
Georgia Power Co.
5.250%, 12/15/2015	2,000,000	2,298,206
Union Electric Co.
5.400%, 02/01/2016	2,000,000	2,217,910
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,152,106
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,175,109
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	596,750
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,771,402
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,158,807
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,158,204
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	587,174
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,152,245

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Consolidated Edison Co. NY
5.850%, 04/01/2018	$500,000	$596,720
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	1,150,901
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	573,415

		35,338,204

Total Corporate Bonds
(cost $199,884,411)		219,747,421

Foreign Government Bonds (0.25%)
Province of New Brunswick (Canada)
5.200%, 02/21/2017	2,500,000	2,928,715

Total Foreign Government Bonds
(cost $2,493,485)		2,928,715

Government Agency Securities (c) (0.10%)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,206,552

Total Government Agency Securities
(cost $994,073)		1,206,552

U.S. Treasury Obligations (22.34%)
U.S. Treasury Notes
5.000%, 08/15/2011	5,000,000	5,225,195
4.875%, 02/15/2012	10,000,000	10,653,120
4.375%, 08/15/2012	6,000,000	6,461,718
3.875%, 02/15/2013	10,000,000	10,818,750
3.625%, 05/15/2013	10,000,000	10,818,750
4.250%, 08/15/2013	10,000,000	11,049,220
4.250%, 11/15/2013	10,000,000	11,120,310
4.000%, 02/15/2014	10,000,000	11,080,470
4.250%, 11/15/2014	20,000,000	22,623,440
4.000%, 02/15/2015	15,000,000	16,851,570
4.125%, 05/15/2015	20,000,000	22,639,060
4.500%, 02/15/2016	15,000,000	17,373,045
5.125%, 05/15/2016	20,000,000	23,918,760
4.625%, 02/15/2017	20,000,000	23,454,680
3.250%, 03/31/2017	5,000,000	5,437,500
3.500%, 02/15/2018	20,000,000	22,089,060
3.750%, 11/15/2018	10,000,000	11,196,880
3.625%, 08/15/2019	10,000,000	11,027,340
3.625%, 02/15/2020	10,000,000	11,005,470

Total U.S. Treasury Obligations
(cost $237,490,423)		264,844,338

See accompanying notes to schedules of investments.	7

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010

(Unaudited)

	Shares	Value
Short-term Investments (4.84%)
JPMorgan U.S. Government Money Market Fund	57,428,047	$57,428,047

Total Short-term Investments
(cost $57,428,047)		57,428,047

TOTAL INVESTMENTS (99.36%)
(cost $811,065,127)		1,178,184,275
OTHER ASSETS, NET OF LIABILITIES (0.64%)		7,565,013

NET ASSETS (100.00%)		$1,185,749,288

(a)	Non-income producing security.

(b)	Illiquid and fair valued due to sales restrictions on Class B shares. At August 31, 2010, the fair value of this security was $93,240 or 0.008% of net assets.

(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

ADR - American Depository Receipt

8	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

August 31, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (a) (23.16%)
Banks (13.26%)
Regions Bank
2.750%, 12/10/2010	$5,000,000	$5,030,515
Bank of America NA
1.700%, 12/23/2010	5,000,000	5,023,590
Suntrust Bank
3.000%, 11/16/2011	5,000,000	5,149,020
HSBC USA Inc.
3.125%, 12/16/2011	5,000,000	5,172,165
Morgan Stanley
2.250%, 03/13/2012	5,000,000	5,128,675
US Bancorp
2.250%, 03/13/2012	5,000,000	5,131,765
Bank of America Corp.
2.100%, 04/30/2012	5,000,000	5,124,425
3.125%, 06/15/2012	5,000,000	5,223,375
Key Bank NA
3.200%, 06/15/2012	5,000,000	5,231,840
Wells Fargo & Co.
2.125%, 06/15/2012	3,000,000	3,083,061

		49,298,431

Financial Services (9.90%)
JP Morgan Chase & Co.
2.625%, 12/01/2010	5,000,000	5,032,560
General Electric Capital Corp.
1.625%, 01/07/2011	5,000,000	5,026,310
Goldman Sachs Group Inc
2.150%, 03/15/2012	5,000,000	5,123,765
Citigroup Funding Inc.
2.000%, 03/30/2012	5,000,000	5,106,035
Citigroup Inc.
2.125%, 04/30/2012	5,000,000	5,126,485
John Deere Capital Corp.
2.875%, 06/19/2012	3,000,000	3,120,285
PNC Funding Corp.
2.300%, 06/22/2012	3,000,000	3,090,984
JP Morgan Chase & Co.
2.125%, 12/26/2012	5,000,000	5,163,315

		36,789,739

Total Corporate Bonds
(cost $84,037,152)		86,088,170

U.S. Treasury Obligations (65.93%)
U.S. Treasury Notes
5.000%, 02/15/2011	10,000,000	10,217,190
5.000%, 08/15/2011	6,000,000	6,270,234
4.500%, 09/30/2011	10,000,000	10,450,780
4.625%, 10/31/2011	10,000,000	10,500,000
4.875%, 02/15/2012	10,000,000	10,653,120
4.500%, 04/30/2012	10,000,000	10,679,300
4.875%, 06/30/2012	10,000,000	10,809,770
3.375%, 11/30/2012	10,000,000	10,647,660
3.875%, 02/15/2013	20,000,000	21,637,500
3.625%, 05/15/2013	10,000,000	10,818,750
4.250%, 08/15/2013	10,000,000	11,049,220

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
3.125%, 09/30/2013	$15,000,000	$16,096,875
4.000%, 02/15/2014	10,000,000	11,080,470
4.750%, 05/15/2014	10,000,000	11,415,620
2.625%, 06/30/2014	10,000,000	10,618,750
4.250%, 08/15/2014	10,000,000	11,256,250
4.250%, 11/15/2014	5,000,000	5,655,860
4.000%, 02/15/2015	5,000,000	5,617,190
4.125%, 05/15/2015	5,000,000	5,659,765
4.250%, 08/15/2015	20,000,000	22,804,680
2.625%, 04/30/2016	20,000,000	21,135,940

Total U.S. Treasury Obligations
(cost $232,105,188)		245,074,924

	Shares	Value
Short-term Investments (10.13%)
JPMorgan U.S. Government Money Market Fund	37,642,071	$37,642,071

Total Short-term Investments
(cost $37,642,071)		37,642,071

TOTAL INVESTMENTS (99.22%)
(cost $353,784,411)		368,805,165
OTHER ASSETS, NET OF LIABILITIES (0.78%)		2,891,776

NET ASSETS (100.00%)		$371,696,941

(a)	These securities are guaranteed under the FDIC Temporary Liquidity Guarantee Program.

See accompanying notes to schedules of investments.	9

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

August 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (b) (97.61%)
Alabama (1.66%)
City of Birmingham, Alabama, General Obligation Refunding Bonds, Series 2002A	5.500%	04/01/2013	Aa2	$2,000,000	$2,146,680
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aa2	2,000,000	2,237,400
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa2	985,000	972,244
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	2,540,000	2,863,342
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	1,500,000	1,671,285

					9,890,951

Alaska (2.32%)
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	A1	2,000,000	2,404,180
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	2,060,003
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	585,000	634,631
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	295,000	322,248
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AA	1,000,000	1,095,330
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	645,000	699,283
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	1,110,000	1,212,431
Municipality of Anchorage, Alaska, 2005 General Obligation Bonds, Series F (General Purpose)	4.125%	09/01/2023	Aa2	1,000,000	1,043,790
Matanuska Susitna Borough, Alaska General Obligation Unlimited Bonds	5.500%	07/01/2025	Aa2	1,190,000	1,389,016
Alaska Housing Finance Corp. Home Mortgage Revenue Bonds 2008 Series B	5.250%	12/01/2029	Aa2	2,810,000	2,953,029

					13,813,941

Arizona (2.03%)
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	AA	900,000	987,876
Maricopa County, Arizona, Cave Creek Unified School District No. 93, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	A+	525,000	586,273
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	549,910
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2021	A+	500,000	580,395
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	2,500,000	2,702,600
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,000,000	1,077,860
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2023	A+	1,000,000	1,141,560
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,585,680
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA	1,500,000	1,710,795
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2024	A+	1,000,000	1,133,320

					12,056,269

Arkansas (2.49%)
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002 (c)	5.000%	08/01/2013	AA	5,000,000	5,440,450
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002 (c)	5.000%	08/01/2014	AA	2,000,000	2,176,180
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2019	AA+	1,390,000	1,442,139
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds	4.000%	02/01/2021	Aa3	1,515,000	1,565,086
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A	4.500%	06/01/2021	Aa2	1,320,000	1,441,717
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.125%	10/01/2022	Aa2	100,000	114,601
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.250%	10/01/2024	Aa2	335,000	383,022

10	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arkansas (Cont.)
City of Fort Smith, Arkansas, Water and Sewer Refunding and Construction Revenue Bonds, Series 2008	5.250%	10/01/2028	A	$1,500,000	$1,672,110
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.500%	10/01/2030	Aa2	500,000	562,705

					14,798,010

California (6.01%)
State of California, Various Purpose, General Obligation Bonds (Prerefunded 02-01-2012 @ 100) (c)	5.000%	02/01/2014	A1	2,200,000	2,346,124
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project) (Prerefunded to 07-01-2013 @ 100) (c)	5.000%	07/01/2015	AAA	1,000,000	1,127,700
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	AA	1,515,000	1,779,261
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	A-	3,000,000	3,358,830
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	A-	3,250,000	3,541,688
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003	5.000%	05/01/2017	Aa1	1,355,000	1,503,779
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	A+	5,000,000	5,182,600
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	A+	1,560,000	1,704,659
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.500%	05/01/2021	AA	740,000	794,982
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	AA	770,000	819,218
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa2	1,160,000	1,258,670
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aaa	2,900,000	3,140,961
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	AA	810,000	865,137
Kern High School District (Kern County, California), General Obligation Bonds, 2004 Election, Series C	4.750%	08/01/2023	A+	1,685,000	1,750,681
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa2	1,435,000	1,537,861
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	AA	845,000	896,731
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	575,000	639,814
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A	5.250%	08/01/2026	Aa1	1,555,000	1,784,394
Santa Clara Unified School District (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	4.875%	07/01/2027	AA	1,000,000	1,058,890
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	AA-	600,000	637,764

					35,729,744

Colorado (3.05%)
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A	5.250%	12/15/2013	AA-	1,750,000	1,856,662
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A (Prerefunded to 12-15-2011 @ 100) (c)	5.250%	12/15/2013	AAA	955,000	1,016,015
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.500%	12/01/2014	Aa2	685,000	729,566
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002 (Prerefunded to 12-01-2011 @ 100) (c)	5.250%	12/01/2014	AA-	1,090,000	1,156,816
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B.	4.750%	11/15/2015	Aa2	510,000	597,904

See accompanying notes to schedules of investments.	11

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.500%	12/01/2015	Aa2	$1,070,000	$1,139,614
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA+	1,705,000	1,876,370
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2019	Aa2	600,000	675,714
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA-	3,000,000	3,696,750
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa2	1,500,000	1,650,315
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa2	1,465,000	1,600,073
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A	5.000%	08/01/2032	Aa2	2,000,000	2,152,160

					18,147,959

Connecticut (2.27%)
State of Connecticut, General Obligation Bonds (Prerefunded to 11-15-2011 @ 100) (c)	5.125%	11/15/2016	Aa2	5,000,000	5,275,650
The University of Connecticut, General Obligation Bonds, Series A 2004 (c)	5.000%	01/15/2018	Aa2	600,000	688,068
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	500,000	598,840
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	595,130
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	560,735
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa2	1,900,000	2,134,916
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2023	AA+	620,000	654,460
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	1,000,000	1,076,120
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	1,945,999

					13,529,918

Delaware (0.21%)
State of Delaware, General Obligation Bonds, Series 2007A	4.250%	05/01/2021	Aaa	1,125,000	1,221,930

Florida (7.02%)
State of Florida, State Board of Education, Public Education Capital Outlay, Refunding Bonds, 1999 Series B	5.500%	06/01/2016	Aa1	4,910,000	5,108,904
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	A+	1,000,000	1,155,690
JEA St. Johns River Power Park System, Refunding Revenue Bonds, Issue Two Series Seventeen	5.000%	10/01/2018	AA-	4,000,000	4,161,360
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	2,025,000	2,218,023
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds Series 2006B	4.500%	07/01/2020	NR	1,220,000	1,233,615
JEA Florida, Water and Sewer System Revenue Bonds, 2010 Series D	3.600%	10/01/2020	AA-	1,220,000	1,295,579
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,616,653
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2021	AA	1,170,000	1,254,006
State of Florida, State Board of Education, Public Education Capital Outlay Bonds 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	1,089,850
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	A+	600,000	682,632
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	AA	1,000,000	1,110,630
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,553,140
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2022	AA	1,215,000	1,286,551
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	NR	1,500,000	1,553,520
JEA Florida, Electric System Revenue Bonds, Series Three 2009A	5.000%	10/01/2022	AA-	1,820,000	1,938,118
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	09/01/2023	AA	1,290,000	1,348,527
City of Hollywood, Florida, General Obligation Bonds, Series 2005	5.000%	06/01/2024	Aa2	3,000,000	3,161,430
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.250%	07/01/2024	Aa3	2,500,000	2,639,325
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	2,000,000	2,319,740
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa3	2,485,000	2,861,801

12	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	AA-	$2,000,000	$2,171,340

					41,760,434

Georgia (3.69%)
State of Georgia, General Obligation Bonds, Series 1995C	5.700%	07/01/2011	Aaa	2,000,000	2,090,080
State of Georgia, General Obligation Bonds, Series 1995B	5.750%	03/01/2012	Aaa	2,950,000	3,189,098
State of Georgia, General Obligation Bonds, Series 1995B (Escrowed to maturity) (c)	5.750%	03/01/2012	Aaa	50,000	54,076
State of Georgia, General Obligation Bonds, Series 1997A	6.250%	04/01/2012	Aaa	3,000,000	3,279,750
State of Georgia, General Obligation Bonds, Series B (Prerefunded to 05-01-2012 @ 100) (c)	5.125%	05/01/2014	Aaa	3,450,000	3,726,794
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	AA-	200,000	214,368
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	AA-	250,000	274,440
Fayette County, Georgia, Water Revenue Bond, Series 2009	5.000%	10/01/2021	Aa2	1,790,000	2,092,761
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,190,500
Fayette County, Georgia, Water Revenue Bond, Series 2009	4.375%	10/01/2024	Aa2	750,000	820,170
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008	5.625%	01/01/2028	AA-	1,000,000	1,160,930
Forsyth County, Georgia, General Obligation Bonds, Series 2008A	5.000%	03/01/2028	AA+	1,000,000	1,132,960
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	Aa3	2,300,000	2,691,621

					21,917,548

Hawaii (0.91%)
State of Hawaii, General Obligation Bonds of 1992, Series BW (Escrowed to maturity) (c)	6.375%	03/01/2011	AA	700,000	721,140
City and County of Honolulu, General Obligation Bonds, Series 2005F	5.000%	07/01/2026	AA	2,140,000	2,331,958
State of Hawaii Highway Revenue Bonds Series 2008	5.750%	01/01/2027	Aa2	2,000,000	2,358,940

					5,412,038

Idaho (0.50%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.750%	08/15/2018	A	1,690,000	1,858,189
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.625%	08/01/2022	AA	1,000,000	1,118,600

					2,976,789

Illinois (3.85%)
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aaa	2,150,000	2,402,109
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	A1	2,000,000	2,175,060
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2015	Aa2	1,045,000	1,165,300
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2016	Aa2	1,100,000	1,221,330
Community Unit School District No. 5, McLean and Woodford Counties, Illinois, General Obligation Refunding School Bonds, Series 2005	4.000%	12/01/2016	Aa2	900,000	940,509
Community Unit School District Number 200-U Will County, Illinois	5.000%	11/01/2019	A1	1,650,000	1,782,033
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A	4.125%	01/01/2020	Aa3	5,000,000	5,400,300
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2020	Aa2	1,360,000	1,476,470
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds Series B of 2006	4.375%	12/01/2020	Aa1	1,465,000	1,581,468

See accompanying notes to schedules of investments.	13

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Illinois (Cont.)
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA	$1,200,000	$1,395,204
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA	2,000,000	2,304,820
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2024	Aa2	1,000,000	1,061,770

					22,906,373

Indiana (1.94%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	AA+	2,635,000	2,914,178
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	AA-	1,665,000	1,875,722
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2020	Aa3	2,075,000	2,272,955
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2022	A+	500,000	581,535
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2023	A+	1,060,000	1,223,569
The Trustees of Ivy Tech Community College of Indiana, Ivy Tech Community College Student Fee Bonds, Series K	5.000%	07/01/2024	AA-	1,000,000	1,089,410
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,530,000	1,593,311

					11,550,680

Iowa (2.87%)
City of Des Moines, Iowa, General Obligation Bonds, Series 2007C Urban Renewal	4.000%	06/01/2015	Aa1	990,000	1,118,918
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006	4.000%	11/01/2015	Aa1	975,000	1,101,818
Black Hawk County, Iowa, General Obligation Bonds, Series 2008B	4.600%	06/01/2018	Aa2	520,000	579,144
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A	5.000%	06/01/2018	Aaa	850,000	952,638
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa1	1,190,000	1,348,068
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds	4.625%	06/01/2019	A1	1,200,000	1,267,656
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa1	1,350,000	1,475,806
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2025	AA	1,775,000	1,960,488
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2026	AA	1,750,000	1,918,858
Ankeny Community School District Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2027	Aa3	2,000,000	2,143,960
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.750%	07/01/2027	AA	1,950,000	2,122,516
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2028	Aa2	1,000,000	1,088,510

					17,078,380

Kansas (4.82%)
Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden) General Obligation Refunding Bonds, Series 2001 (Prerefunded to 11/01/2001 @ 100) (c)	5.000%	11/01/2014	Aa2	2,790,000	2,932,820
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,396,720
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A	4.250%	09/01/2016	Aaa	1,220,000	1,349,100
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	Aa2	1,300,000	1,302,873
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	Aa3	670,000	727,975
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004	5.000%	09/01/2018	A1	1,000,000	1,117,880
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005	5.000%	10/01/2018	Aa3	910,000	1,029,428
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2019	Aa1	980,000	1,070,454
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2022	Aaa	1,000,000	1,115,380
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aa2	890,000	973,019

14	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2023	Aaa	$1,615,000	$1,789,388
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.625%	09/01/2024	Aaa	1,895,000	2,101,858
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A	5.000%	10/01/2024	AA-	2,000,000	2,341,760
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.500%	09/01/2025	Aaa	1,115,000	1,231,428
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2005C	5.000%	10/01/2025	AA-	1,240,000	1,350,707
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2026	Aaa	2,220,000	2,472,614
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2029	Aa2	1,550,000	1,637,776
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2030	Aa2	1,630,000	1,718,102

					28,659,282

Kentucky (1.00%)
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa2	1,275,000	1,430,142
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.500%	11/01/2020	Aa1	1,565,000	1,733,222
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3	1,500,000	1,696,020
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,057,680

					5,917,064

Louisiana (1.43%)
State of Louisiana, General Obligation Bonds, Series 2003 A	5.000%	05/01/2018	AA-	4,000,000	4,401,280
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	A+	1,340,000	1,478,409
Caddo Parish, Louisiana, General Obligation Bonds Series 2007	4.500%	02/01/2020	Aa2	405,000	441,171
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	AA-	2,000,000	2,198,960

					8,519,820

Maine (1.06%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa1	100,000	113,668
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa1	3,515,000	3,963,373
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004	5.250%	07/01/2030	A+	2,100,000	2,232,804

					6,309,845

Maryland (1.43%)
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	510,040
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,050,000	1,144,972
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005	4.000%	10/01/2017	Aaa	455,000	506,870
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,285,820
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A	4.625%	04/01/2026	Aa1	2,140,000	2,345,226
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A	5.000%	03/01/2027	Aa2	1,500,000	1,723,485

					8,516,413

Massachusetts (1.16%)
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa2	1,135,000	1,276,080
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2017	AA	5,000,000	5,646,650

					6,922,730

See accompanying notes to schedules of investments.	15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (0.59%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2018	AA	$500,000	$547,600
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2022	AA	2,000,000	2,225,140
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	AA	700,000	740,824

					3,513,564

Minnesota (0.30%)
Anoka Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation, Alternative Facility Bonds, Series 2004A	4.000%	02/01/2017	Aa2	615,000	633,850
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,130,460

					1,764,310

Mississippi (2.24%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa2	2,000,000	2,287,180
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa2	2,000,000	2,417,700
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005	4.000%	05/01/2018	Aa1	1,585,000	1,664,234
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	A+	1,000,000	1,092,370
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.375%	08/01/2019	Aa2	475,000	524,846
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.375%	08/01/2019	Aa2	525,000	580,094
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.500%	08/01/2020	Aa2	500,000	551,740
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.500%	08/01/2020	Aa2	400,000	441,392
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2025	Aa2	2,290,000	2,627,729
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2026	Aa2	1,000,000	1,139,530

					13,326,815

Missouri (3.20%)
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2001 (Prerefunded to 02-01-2012 @ 100) (c)	5.125%	02/01/2016	Aaa	1,565,000	1,671,702
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aa1	1,850,000	2,049,541
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,060,000	1,207,976
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	530,000	582,385
City of Ladue School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	1,455,000	1,674,632
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	3,000,000	3,346,470
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008	4.750%	03/01/2027	Aa1	5,750,000	6,299,585
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008	5.000%	03/01/2028	AA	2,000,000	2,214,320

					19,046,611

16	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Montana (0.09%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	AA	$490,000	$553,881

Nebraska (3.10%)
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992 Series B (Escrowed to maturity) (c)	6.150%	02/01/2012	Aa2	3,055,000	3,207,231
Nebraska Public Power District Revenue Series A	5.000%	01/01/2017	A	3,000,000	3,240,990
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2018	Aaa	2,140,000	2,409,683
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2019	Aaa	2,140,000	2,383,874
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa2	1,565,000	1,718,511
Douglas County School District 0010 in the State of Nebraska, (Elkhorn Public Schools), General Obligation Bonds, Series 2008	4.625%	07/15/2024	AA-	2,120,000	2,216,354
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa1	3,000,000	3,282,060

					18,458,703

New Hampshire (1.13%)
City of Concord, New Hampshire, General Obligations Bonds	4.750%	07/15/2016	AA	515,000	588,836
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003	5.000%	12/01/2017	Aa1	2,620,000	2,900,707
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	AA	1,405,000	1,581,819
New Hampshire Municipal Bond Bank Series B Bonds	4.750%	08/15/2023	Aa3	1,500,000	1,676,520

					6,747,882

New Jersey (2.60%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa2	7,000,000	8,161,720
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005	4.000%	07/15/2018	Aa2	1,230,000	1,320,602
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	1,992,872
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa1	1,540,000	1,761,838
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa1	750,000	845,318
The Board of Education, of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,362,599

					15,444,949

New Mexico (1.04%)
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2022	AA-	1,365,000	1,500,121
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2023	AA-	1,320,000	1,443,354
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds Series 2008B	4.500%	08/01/2023	AA	2,000,000	2,166,980
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa1	1,000,000	1,064,770

					6,175,225

New York (3.37%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa1	2,000,000	2,160,320
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B	4.000%	06/15/2017	Aa3	1,000,000	1,087,920
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	AA	2,000,000	2,305,020
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2020	Aa2	2,665,000	2,827,805

See accompanying notes to schedules of investments.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New York (Cont.)
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2009	3.000%	04/15/2020	AA	$1,225,000	$1,275,004
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	Aa3	695,000	757,647
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2020	AA+	410,000	448,843
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	Aa3	625,000	676,475
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	Aa2	3,000,000	3,354,390
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2022	Aa2	1,265,000	1,374,106
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2023	AA+	465,000	494,541
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2023	Aa2	1,615,000	1,739,872
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	460,000	479,872
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	AA-	1,000,000	1,085,990

					20,067,805

North Carolina (1.11%)
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006	4.375%	07/01/2019	Aa1	855,000	946,793
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B	5.000%	03/01/2022	AA-	1,000,000	1,173,550
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	A+	545,000	586,921
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,084,390
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2024	Aa2	1,555,000	1,698,293
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,088,550

					6,578,497

North Dakota (0.59%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2016	Aaa	1,915,000	2,138,538
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2017	Aaa	1,225,000	1,360,902

					3,499,440

Ohio (2.65%)
Hilliard City School District, Ohio, General Obligation (Unlimited Tax) School Improvement Bonds, Series 2000	5.300%	12/01/2010	AA	2,000,000	2,024,800
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax, School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aaa	1,375,000	1,419,468
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax, School Improvement and Refunding Bonds, Series 2001 (Prerefunded to 06-01-2011 @ 100) (c)	5.250%	12/01/2013	Aaa	305,000	316,428
Mason City School District, Counties of Warren and Butler, Ohio, School Improvement Unlimited Tax General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.000%	12/01/2013	Aaa	1,150,000	1,217,678
Ohio State University (A State University of Ohio) General Receipts Bonds, Series 2002 A (Prerefunded to 12-01-2012 @ 100) (c)	5.250%	12/01/2016	AA	5,095,000	5,647,757
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,740,639
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,248,910
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,000,000	2,122,200

					15,737,880

18	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oklahoma (0.88%)
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	$1,230,000	$1,415,090
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.625%	05/01/2025	AA	1,485,000	1,622,585
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	2,215,000	2,220,405

					5,258,080

Oregon (3.10%)
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	NR	3,540,000	3,846,741
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aa2	2,135,000	2,496,925
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004	4.750%	06/01/2018	Aa3	500,000	545,385
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	Aa2	1,625,000	1,842,376
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2	510,000	545,078
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,126,180
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,500,000	1,728,165
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2025	AA	745,000	896,450
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2026	AA	670,000	800,965
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2027	AA	750,000	890,782
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009	4.625%	06/01/2028	AA	1,335,000	1,447,233
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	AA	2,000,000	2,244,360

					18,410,640

Pennsylvania (1.38%)
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2016	A+	1,070,000	1,152,616
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2017	A+	1,010,000	1,077,246
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	NR	1,030,000	1,116,273
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.750%	05/15/2018	A+	1,160,000	1,240,620
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	NR	1,000,000	1,078,460
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds Series of 2006	4.375%	11/15/2021	Aaa	2,300,000	2,567,191

					8,232,406

Rhode Island (0.19%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2023	Aa2	1,000,000	1,109,790

South Carolina (0.92%)
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007	5.000%	07/01/2022	A1	1,000,000	1,089,720

See accompanying notes to schedules of investments.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
South Carolina (Cont.)
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	$1,035,000	$1,142,680
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,000,000	1,073,380
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	886,160
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa2	1,130,000	1,257,441

					5,449,381

South Dakota (0.24%)
Harrisburg School District No. 41-2 Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2022	Aa3	1,370,000	1,399,702

Tennessee (3.66%)
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2012	Aaa	2,335,000	2,496,325
Nashville & Davidson County, Tennessee, General Obligation Multi-Purpose Refunding Bonds, Series 2002	5.000%	11/15/2013	AA	3,870,000	3,943,569
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aaa	2,705,000	3,048,183
City of Knoxville, Tennessee, Gas System Revenue Refunding and Improvement Bonds, Series K-2004	4.750%	03/01/2018	Aa2	2,115,000	2,221,681
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2021	Aa2	1,050,000	1,160,554
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	2,000,000	2,262,740
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	AA	2,000,000	2,219,420
State of Tennessee, General Obligation Bonds, 2007 Series A	4.400%	10/01/2023	AA+	1,050,000	1,129,496
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2025	AA+	1,000,000	1,108,600
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AA+	2,000,000	2,152,540

					21,743,108

Texas (2.53%)
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A	5.000%	02/15/2020	AA+	1,535,000	1,746,984
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2021	Aa2	490,000	550,015
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2022	Aa2	470,000	523,735
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	AA	375,000	422,981
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	AA	395,000	442,120
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2025	Aa2	2,000,000	2,295,160
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	AA	1,165,000	1,265,400
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A	5.250%	11/15/2026	A1	3,000,000	3,375,810
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,000,000	1,150,660
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009	5.000%	02/15/2027	AA-	1,000,000	1,112,760
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2028	AA-	1,000,000	1,074,740

20	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A	5.250%	02/15/2028	Aa2	$1,000,000	$1,115,960

					15,076,325

Utah (1.00%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	460,299
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	662,616
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aa2	2,375,000	2,670,165
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	Aa3	1,970,000	2,168,300

					5,961,380

Virginia (2.30%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2001A (Prerefunded to 08-01-2011 @ 100) (c)	5.000%	08/01/2014	Aa1	2,000,000	2,106,160
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aa2	1,020,000	1,123,346
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,856,306
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006 (c)	4.125%	12/01/2020	Aaa	2,100,000	2,449,188
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,656,000
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2004A	4.750%	08/01/2026	Aa1	1,000,000	1,066,390
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008	6.250%	12/01/2026	AA-	2,000,000	2,416,300

					13,673,690

Washington (4.72%)
Lakewood School District No. 306, Snohomish County, Washington, Unlimited Tax General Obligation Bonds, 2000	5.550%	12/01/2010	A1	2,035,000	2,061,475
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	Aa1	2,820,000	2,974,846
State of Washington, General Obligation Bonds, Series 1993A (Escrowed to Maturity) (c)	5.750%	10/01/2012	AA+	40,000	42,136
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2017	Aa3	705,000	778,588
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004	5.000%	12/01/2017	Aa2	1,000,000	1,133,241
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2018	Aa3	740,000	814,037
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	Aa2	1,000,000	1,137,550
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007	4.750%	09/01/2022	A	1,000,000	1,081,470
Renton School District No. 403, King County, Washington, Unlimited Tax General Obligation Bonds, 2003	4.625%	12/01/2022	Aa2	2,000,000	2,120,040
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2009	4.625%	12/01/2024	Aa3	4,000,000	4,442,720
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	AA-	565,000	620,534
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008	6.000%	04/01/2025	AA-	1,325,000	1,618,024
Bellevue School District No 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2025	AA+	1,000,000	1,112,780
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,280,740
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	AA-	500,000	545,220
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004	4.750%	09/01/2028	Aa1	3,500,000	3,665,760

See accompanying notes to schedules of investments.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
State of Washington, Various Purpose General Obligation Bonds, Series 2009A	5.000%	07/01/2031	Aa1	$1,500,000	$1,650,675

					28,079,836

West Virginia (0.45%)
West Virginia University Board of Governors, University Revenue Improvement Bonds, West Virginia University Projections, 2004 Series C	5.000%	10/01/2024	A+	2,500,000	2,695,500

Wisconsin (2.19%)
State of Wisconsin, General Obligation Refunding Bonds of 1993, Series 2	5.125%	11/01/2010	Aa2	2,500,000	2,519,650
City of Madison, Wisconsin, General Obligation Promissory Notes, Series 2005-A	4.000%	10/01/2015	Aaa	630,000	631,858
City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin, Water System Revenue Refunding Bonds, Series 2001 (Prerefunded to 01-01-2012 @ 100) (c)	5.375%	01/01/2016	NR	1,985,000	2,116,189
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds	4.750%	10/01/2021	Aa3	545,000	585,390
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds	4.750%	04/01/2022	Aa2	1,000,000	1,091,260
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	Aa2	800,000	914,976
State of Wisconsin, General Obligation Bonds of 2007, Series B	4.750%	05/01/2023	Aa2	2,335,000	2,523,038
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	Aa2	300,000	340,887
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,119,320
State of Wisconsin, General Obligation Bonds of 2008, Series D	6.000%	05/01/2029	Aa2	1,000,000	1,182,150

					13,024,718

Wyoming (0.32%)
City of Cheyenne, Wyoming, Refunding Revenue Water Bonds, Series 2007	5.000%	12/01/2024	AA	1,700,000	1,876,800

Total Long-term Municipal Bonds
(cost $538,114,782)					580,543,036

				Shares	Value
Short-term Investments (1.26%)
JPMorgan Tax Free Money Market Fund				7,471,723	$7,471,723

Total Short-term Investments
(cost $7,471,723)					7,471,723

TOTAL INVESTMENTS (98.87%)
(cost $545,586,505)					588,014,759
OTHER ASSETS, NET OF LIABILITIES (1.13%)					6,747,478

NET ASSETS (100.00%)					$594,762,237

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Long-term Municipal Bonds consisted of 9.78% Advanced Refund Bonds, 41.32% General Obligation Bonds and 48.90% Municipal Revenue Bonds.

(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government Agency securities to ensure the timely payment of principal and interest.

NR - Not Rated

22	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in fixed income securities to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued pursuant to valuation procedures approved by the Trust’s Board of Trustees. Valuations under these procedures reflect the fair value of the investments.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated. Such events might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC will determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for

23

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets as of August 31, 2010:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$2,684,234,719	$—	$—	$2,684,234,719
Short-term Investments	45,336,632	—	—	45,336,632
Balanced Fund
Common Stocks (a)	631,935,962	93,240	—	632,029,202
Corporate Bonds	—	219,747,421	—	219,747,421
Foreign Government Bonds	—	2,928,715	—	2,928,715
Government Agencies	—	1,206,552	—	1,206,552
U.S. Treasury Obligations	—	264,844,338	—	264,844,338
Short-term Investments	57,428,047	—	—	57,428,047
Interim Fund
Corporate Bonds	—	86,088,170	—	86,088,170
U.S. Treasury Obligations	—	245,074,924	—	245,074,924
Short-term Investments	37,642,071	—	—	37,642,071
Municipal Bond Fund
Municipal Bonds	—	580,543,036	—	580,543,036
Short-term Investments	7,471,723	—	—	7,471,723
(a) Industry classification is disclosed in the Schedule of Investments.

The Funds did not hold any Level 3 securities or other financial instruments as of November 30, 2009 or for the period ended August 31, 2010.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At August 31, 2010, there were no commitments for such securities in the Municipal Bond Fund’s portfolio.

Federal income taxes

It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

24

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

As of August 31, 2010, the Funds’ aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,384,176,687	$1,438,955,413	$(93,560,749)	$1,345,394,664
Balanced Fund	811,047,452	391,624,615	(24,487,792)	367,136,823
Interim Fund	353,784,411	15,020,754	—	15,020,754
Municipal Bond Fund	545,586,505	42,458,910	(30,656)	42,428,254

The differences between the cost of investments for Federal tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at August 31, 2010. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

25

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

BY	/s/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/s/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date October 21, 2010

BY	/s/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date October 21, 2010